Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 3,165,890	$ 3,500,481	$ 5,974,152	$ 5,994,073	$ 13,298,132	$ 10,740,488
Cost of goods sold	2,417,445	2,600,046	4,417,528	4,330,378	9,018,434	7,739,310
Gross profit	748,445	900,435	1,556,624	1,663,695	4,279,698	3,001,178
Operating expenses:
Selling	582,157	499,943	1,119,076	947,727	1,991,494	1,855,961
General and administrative	290,175	266,121	607,073	638,787	1,247,411	2,382,146
Research and development	273,805	293,964	511,363	599,311	1,128,288	1,373,950
Operating Expenses	1,146,137	1,060,028	2,237,512	2,185,825	4,367,193	5,612,057
Operating profit (loss)	(397,692)	(159,593)	(680,888)	(522,130)	(87,495)	(2,610,879)
Other:
Interest income	107	97	435	280	552	4,038
Other, net	72,258	(2,443)	70,688	62,094	356,910	35,412
Total other income (expense), net	72,365	(2,346)	71,123	62,374	357,462	39,450
Income (loss) before income taxes	(325,327)	(161,939)	(609,765)	(459,756)	269,967	(2,571,429)
Income taxes (benefit)	742	128	906	389	1,782	5,104
Net income (loss)	$ (326,069)	$ (162,067)	$ (610,671)	$ (460,145)	$ 268,185	$ (2,576,533)
Basic and diluted net income (loss) per share	$ (0.06)	$ (0.08)	$ (0.11)	$ (0.23)	$ 0.13	$ (1.32)
Weighted average common and common equivalent shares: Basic	5,450,622	1,980,978	5,450,622	1,980,978	2,066,531	1,958,806
Weighted average common and common equivalent shares: Diluted	5,450,622	1,980,978	5,450,622	1,980,978	2,073,388	1,958,806